HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SENIOR FLOATING-RATE INTERESTS -- 0.9%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Manufacturing -- 0.7%
--------------------------------------------------------------------------------
Mascotech Corp., Term C                             4,158,708     $    3,988,895
Steel Dynamics Term B                               3,900,000          3,943,875
--------------------------------------------------------------------------------
                                                                  $    7,932,770
--------------------------------------------------------------------------------
Printing and Business Products -- 0.2%
--------------------------------------------------------------------------------
Merrill Corp., Term A                               2,387,807     $    2,149,026
Merrill Corp., Term B                                 612,193            550,974
--------------------------------------------------------------------------------
                                                                  $    2,700,000
--------------------------------------------------------------------------------
Total Senior Floating-Rate Interests
   (identified cost $10,349,856)                                  $   10,632,770
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 86.6%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Aerospace and Defense -- 1.9%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc.,
8.50%, 5/15/11                                     $      835     $      889,275
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                       12,905         13,227,625
Transdigm, Inc., 10.375%, 12/1/08                       9,490          9,584,900
--------------------------------------------------------------------------------
                                                                  $   23,701,800
--------------------------------------------------------------------------------
Airlines -- 2.5%
--------------------------------------------------------------------------------
American Airlines, 7.80%, 10/1/06(1)               $    7,808     $    7,928,540
Continental Airlines, 7.033%, 6/15/11                   5,855          5,477,659
Continental Airlines, 7.08%, 11/1/04                      849            805,389
Continental Airlines, 7.434%, 9/15/04                   3,070          2,800,224
Northwest Airlines, Inc.,
8.875%, 6/1/06                                          9,675          9,215,437
Northwest Airlines, Inc., Sr. Notes,
9.875%, 3/15/07                                         4,810          4,701,775
--------------------------------------------------------------------------------
                                                                  $   30,929,024
--------------------------------------------------------------------------------
Apparel -- 1.1%
--------------------------------------------------------------------------------
Russell Corp., Sr. Notes,
9.25%, 5/1/10(1)                                   $    2,217     $    2,294,595
Tropical Sportswear International,
11.00%, 6/15/08                                           665            678,300
William Carter, Series B,
10.875%, 8/15/11                                        9,970         10,742,675
--------------------------------------------------------------------------------
                                                                  $   13,715,570
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Appliances -- 0.1%
--------------------------------------------------------------------------------
Salton, Inc., Sr. Sub. Notes,
12.25%, 4/15/08                                    $      680     $      720,800
--------------------------------------------------------------------------------
                                                                  $      720,800
--------------------------------------------------------------------------------
Auto and Parts -- 1.4%
--------------------------------------------------------------------------------
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08(1)                          $    2,855     $    3,040,575
CSK Auto, Inc., Sr. Notes,
12.00%, 6/15/06                                         7,100          7,632,500
Delco Remy International, Inc.,
11.00%, 5/1/09                                          2,935          2,751,562
United Auto Group, Inc., Sr. Sub. Notes,
9.625%, 3/15/12                                         3,505          3,671,487
--------------------------------------------------------------------------------
                                                                  $   17,096,124
--------------------------------------------------------------------------------
Broadcasting and Cable -- 8.7%
--------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, 9/30/04                                   $    9,280     $    9,546,800
Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/02                                3,270          3,000,225
Belo Corp., Sr. Notes, 8.00%, 11/1/08                   5,830          6,046,876
Charter Communication Holdings, Sr.
Disc. Notes, 0.00%, 1/15/12                             1,750            953,750
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until
2006) 1/15/11                                          13,185          8,306,550
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                  6,670          6,603,300
Charter Communication Holdings, Sr.
Notes, 11.125%, 1/15/11                                 4,800          4,752,000
Corus Entertainment, Inc., Sr. Sub.
Notes, 8.75%, 3/1/12                                    2,535          2,642,737
CSC Holdings, Inc., Sr. Notes, Series B,
7.625%, 4/1/11                                          9,000          8,443,980
CSC Holdings, Inc., Sr. Sub. Notes,
9.875%, 2/15/13                                           415            425,375
Echostar Broadband Corp., Sr. Notes,
9.125%, 1/15/09                                         2,990          3,094,650
Echostar Broadband Corp., Sr. Notes,
10.375%, 10/1/07                                          430            463,325
Emmis Communications Corp., 12.50%, (0%
until 2006) 3/15/11                                    18,510         13,998,187
Granite Broadcasting Corp., Sr. Sub.
Notes, 8.875%, 5/15/08                                  2,140          1,947,400
Granite Broadcasting Corp., Sr. Sub.
Notes, 9.375%, 12/1/05                                    525            486,937
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                 5,340          5,126,400

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Broadcasting and Cable (continued)
--------------------------------------------------------------------------------
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                    $    9,735     $    6,254,737
Mediacom Broadband LLC, 11.00%, 7/15/13                 3,060          3,281,850
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                          4,281          4,323,810
Muzak Holdings LLC, 9.875%, 3/15/09                     2,945          2,492,206
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                        6,563          3,585,039
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                          420            249,900
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                            275            163,625
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                          3,535          2,209,375
Pegasus Satellite, 12.375%, 8/1/06                      6,615          3,935,925
Pegasus Satellite, Sr. Disc. Notes,
13.50%, (0% until 2004) 3/1/07                         11,445          4,635,225
Sinclair Broadcast Group, Sr. Sub.
Notes, 8.75%, 12/15/07                                  1,200          1,251,000
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                         1,950          1,072,500
--------------------------------------------------------------------------------
                                                                  $  109,293,684
--------------------------------------------------------------------------------
Building Materials -- 0.9%
--------------------------------------------------------------------------------
Associated Materials, Inc., Sr. Sub.
Notes, 9.75%, 4/15/12(1)                           $    2,285     $    2,367,831
Collins & Aikman Floorcove, Sr. Sub.
Notes, 9.75%, 2/15/10                                   2,790          2,936,475
Louisiana Pacific Corp., Sr. Notes,
8.50%, 8/15/05                                          1,480          1,550,865
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                       4,365          4,736,025
--------------------------------------------------------------------------------
                                                                  $   11,591,196
--------------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.7%
--------------------------------------------------------------------------------
Airgas, Inc., 9.125%, 10/1/11                      $    4,485     $    4,810,162
Coinmach Corp., Sr. Notes,
9.00%, 2/1/10                                           6,085          6,267,550
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                               6,250          6,468,750
Port Arthur Finance Corp.,
12.50%, 1/15/09                                         6,930          7,830,900
Service Corp. International,
6.00%, 12/15/05                                         1,200          1,084,500
Stewart Enterprises, 10.75%, 7/1/08                     5,190          5,741,437
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Business Services - Miscellaneous (continued)
--------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sub.
Notes, 9.50%, 4/1/09(1)                            $    1,525     $    1,559,312
--------------------------------------------------------------------------------
                                                                  $   33,762,611
--------------------------------------------------------------------------------
Chemicals -- 3.9%
--------------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                   $    4,772     $    5,034,460
Ferro Corp., Sr. Notes, 9.125%, 1/1/09                  2,535          2,686,334
Hercules, Inc., 11.125%, 11/15/07                       5,940          6,645,375
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07(1)(2)                                     1,000            305,000
Lyondell Chemical Co., 9.50%, 12/15/08                  8,375          8,249,375
Lyondell Chemical Co., Sr. Sub. Notes,
10.875%, 5/1/09                                           630            596,925
MacDermid, Inc., 9.125%, 7/15/11                        2,485          2,646,525
Noveon, Inc., 11.00%, 2/28/11                             760            820,800
Olin Corp., Sr. Notes, 9.125%, 12/15/11                 7,810          8,355,466
PCI Chemicals Canada, Inc.,
10.00%, 12/31/08                                        1,168            825,118
Pioneer Companies, Inc.,
1.00%, 12/31/06                                           389            263,357
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                        3,030          3,439,050
Solutia, Inc., 6.50%, 10/15/02                          1,675          1,584,615
Solutia, Inc., 6.72%, 10/15/37                          3,275          2,804,238
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                  3,880          3,433,800
Vantico Group, 12.00%, 8/1/10             EUR           1,290            885,452
--------------------------------------------------------------------------------
                                                                  $   48,575,890
--------------------------------------------------------------------------------
Consumer Products -- 1.5%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $    4,480     $    3,651,200
Fedders North America, 9.375%, 8/15/07                  4,355          3,102,937
Fedders North America, Series B,
9.375%, 8/15/07                                           390            277,875
Hockey Co., 11.25%, 4/15/09                             6,215          6,370,375
Pennzoil-Quaker State, Sr. Notes,
10.00%, 11/1/08                                         2,110          2,476,612
Weight Watcher International, Inc.,
13.00%, 10/1/09                                         2,095          2,453,769
--------------------------------------------------------------------------------
                                                                  $   18,332,768
--------------------------------------------------------------------------------
Containers and Packaging -- 0.5%
--------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625%, 2/15/12           $    1,755     $    1,847,137

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Containers and Packaging (continued)
--------------------------------------------------------------------------------
Riverwood International Corp.,
10.875%, 4/1/08                                    $    4,440     $    4,650,900
--------------------------------------------------------------------------------
                                                                  $    6,498,037
--------------------------------------------------------------------------------
Distribution / Wholesale -- 0.1%
--------------------------------------------------------------------------------
B&G Foods, Inc., Sr. Sub. Notes,
9.625%, 8/1/07(1)                                  $    1,165     $    1,205,775
--------------------------------------------------------------------------------
                                                                  $    1,205,775
--------------------------------------------------------------------------------
Drugs -- 0.7%
--------------------------------------------------------------------------------
Alaris Medical Systems, Series B,
11.625%, 12/1/06                                   $    4,060     $    4,537,050
Biovail Corp., Sr. Sub. Notes,
7.875%, 4/1/10                                          4,650          4,626,750
--------------------------------------------------------------------------------
                                                                  $    9,163,800
--------------------------------------------------------------------------------
Electronic Components -- 1.1%
--------------------------------------------------------------------------------
Solectron Corp., 0.00%, 5/8/20                     $    2,625     $    1,532,344
Solectron Corp., 0.00%, 11/20/20                        3,975          1,878,187
Solectron Corp., Sr. Notes,
9.625%, 2/15/09                                         7,865          7,982,975
Stoneridge, Inc., Sr. Notes,
11.50%, 5/1/12(1)                                       2,325          2,420,906
--------------------------------------------------------------------------------
                                                                  $   13,814,412
--------------------------------------------------------------------------------
Electronics - Instruments -- 0.5%
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25%, 2/15/12                $    4,650     $    4,917,375
Wesco Distribution, Inc.,
9.125%, 6/1/08                                          1,800          1,782,000
--------------------------------------------------------------------------------
                                                                  $    6,699,375
--------------------------------------------------------------------------------
Energy Services -- 0.8%
--------------------------------------------------------------------------------
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08                             $    5,048     $    5,300,400
Luscar Coal, Ltd., Sr. Notes,
9.75%, 10/15/11                                         5,070          5,412,225
--------------------------------------------------------------------------------
                                                                  $   10,712,625
--------------------------------------------------------------------------------
Entertainment -- 1.5%
--------------------------------------------------------------------------------
AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 2/28/08                                    $    1,470     $    1,617,000
Carmike Cinemas, 10.375%, 2/1/09                        3,348          3,147,120
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                          4,090          4,314,950
Six Flags, Inc., 45.313%, 8/15/09                         139          3,755,970
Six Flags, Inc., Sr. Notes,
8.875%, 2/1/10                                          5,088          5,189,760
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Entertainment (continued)
--------------------------------------------------------------------------------
Six Flags, Inc., Sr. Notes,
9.50%, 2/1/09                                      $      510     $      535,500
--------------------------------------------------------------------------------
                                                                  $   18,560,300
--------------------------------------------------------------------------------
Financial Services -- 0.5%
--------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                $    6,400     $    6,688,000
--------------------------------------------------------------------------------
                                                                  $    6,688,000
--------------------------------------------------------------------------------
Foods -- 2.9%
--------------------------------------------------------------------------------
American Seafood Group LLC, Sr. Sub.
Notes, 10.125%, 4/15/10(1)                         $    5,450     $    5,613,500
Chiquita Brands International, Inc., Sr.
Notes, 10.56%, 3/15/09                                    909            963,541
Dean Foods Co., Sr. Notes,
8.15%, 8/1/07                                           2,185          2,266,341
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                          3,495          3,599,850
Michael Foods, 11.75%, 4/1/11                           6,865          7,585,825
New World Pasta Company, 9.25%, 2/15/09                 8,217          8,093,745
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                          8,037          8,790,469
--------------------------------------------------------------------------------
                                                                  $   36,913,271
--------------------------------------------------------------------------------
Gaming -- 9.6%
--------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2/15/09           $    2,115     $    2,358,225
Anchor Gaming, 9.875%, 10/15/08                         7,320          8,189,250
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12(1)                                       2,970          3,107,362
Boyd Gaming Corp., Sr. Sub. Notes,
9.25%, 10/1/03                                          1,140          1,185,600
Boyd Gaming Corp., Sr. Sub. Notes,
9.50%, 7/15/07                                          2,962          3,121,207
Circus & Eldor, 10.125%, 3/1/12                         1,015          1,060,675
Hollywood Casino Corp., 10.51%, 5/1/06                  6,925          7,063,500
Hollywood Casino Corp., 11.25%, 5/1/07                    615            685,725
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                          9,100          9,964,500
Majestic Star LLC, 10.875%, 7/1/06                      3,340          3,385,925
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                           2,875          3,184,062
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                            960          1,063,200
MGM Mirage, Inc., 8.50%, 9/15/10                       14,335         15,292,234
MGM Mirage, Inc., 9.75%, 6/1/07                         3,810          4,219,575
Mohegan Tribal Gaming, Sr. Sub. Notes,
8.00%, 4/1/12                                           3,800          3,833,250

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Gaming (continued)
--------------------------------------------------------------------------------
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                             $    1,190     $    1,213,800
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                  1,650          1,753,125
Penn National Gaming, Inc.,
11.125%, 3/1/08                                        11,600         12,644,000
Sun International Hotels,
8.625%, 12/15/07                                        8,440          8,735,400
Sun International Hotels, Sr. Sub.
Notes, 8.875%, 8/15/11                                  1,450          1,508,000
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                   5,805          6,066,225
Venetian Casino/Las Vegas Sands,
12.25%, 11/15/04                                        4,182          4,469,513
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                      13,468         13,956,215
Wheeling Island Gaming,
10.125%, 12/15/09                                       2,118          2,213,310
--------------------------------------------------------------------------------
                                                                  $  120,273,878
--------------------------------------------------------------------------------
Health Services -- 4.4%
--------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
10.375%, 4/15/11                                   $    5,070     $    5,437,575
Coventry Health Care, Inc., Sr. Notes,
8.125%, 2/15/12                                         2,080          2,152,800
HCA - The Healthcare Co., 8.75%, 9/1/10                 5,840          6,534,510
Insight Health Services, Sr. Sub. Notes,
9.875%, 11/1/11                                         3,115          3,224,025
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(1)                                     6,065          6,095,325
Magellan Health Services, Sr. Sub.
Notes, 9.00%, 2/15/08                                   2,420          2,069,100
Rotech Healthcare, Inc., Sr Sub. Notes,
9.50%, 4/1/12                                           2,410          2,530,500
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                          6,260          6,447,800
Vanguard Health Systems, 9.75%, 8/1/11                 10,920         11,547,900
Ventas Reality LP/Capital Corp., Sr.
Notes, 8.75%, 5/1/09(1)                                 2,015          2,060,338
Ventas Reality LP/Capital Corp., Sr.
Notes, 9.00%, 5/1/12(1)                                 7,360          7,562,400
--------------------------------------------------------------------------------
                                                                  $   55,662,273
--------------------------------------------------------------------------------
Household Products -- 0.6%
--------------------------------------------------------------------------------
Aki Inc., Sr. Notes, 10.50%, 7/1/08                $    2,000     $    1,900,000
Interface, Inc., 10.375%, 2/1/10                        2,100          2,265,375
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Household Products (continued)
--------------------------------------------------------------------------------
Johnsondiversey, Inc., Sr. Sub. Notes,
9.625%, 5/15/12(1)                                 $    3,705     $    3,862,463
--------------------------------------------------------------------------------
                                                                  $    8,027,838
--------------------------------------------------------------------------------
Housing, Real Estate Development -- 0.4%
--------------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                                    $    4,375     $    4,648,438
--------------------------------------------------------------------------------
                                                                  $    4,648,438
--------------------------------------------------------------------------------
Information Technology Services -- 0.2%
--------------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                   $   12,575     $    1,697,625
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                 810            846,450
--------------------------------------------------------------------------------
                                                                  $    2,544,075
--------------------------------------------------------------------------------
Leasing -- 0.3%
--------------------------------------------------------------------------------
WCI Communities, Inc., Sr. Sub. Notes,
9.125%, 5/1/12(1)                                  $    3,255     $    3,287,550
--------------------------------------------------------------------------------
                                                                  $    3,287,550
--------------------------------------------------------------------------------
Lodging -- 1.0%
--------------------------------------------------------------------------------
Felcor Lodging L.P., 8.50%, 6/1/11                 $    3,833     $    3,938,408
Host Marriott L.P., Sr. Notes,
9.50%, 1/15/07                                          6,320          6,707,100
Meristar Hospitality Corp.,
9.125%, 1/15/11                                         1,860          1,920,450
--------------------------------------------------------------------------------
                                                                  $   12,565,958
--------------------------------------------------------------------------------
Machinery -- 2.1%
--------------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11                                    $    5,560     $    5,838,000
Flowserve Corp., 12.25%, 8/15/10                        4,415          5,011,025
Joy Global, Inc., 8.75%, 3/15/12                        1,860          1,939,050
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11                   EUR           2,850          2,746,326
Terex Corp., 9.25%, 7/15/11                             2,935          3,103,763
Terex Corp., 10.375%, 4/1/11                            7,655          8,420,500
--------------------------------------------------------------------------------
                                                                  $   27,058,664
--------------------------------------------------------------------------------
Manufacturing -- 3.5%
--------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 4/15/11                     $    9,255     $    9,648,338
Dresser, Inc., Sr. Sub. Notes,
9.375%, 4/15/11(1)                                      4,650          4,847,625

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Manufacturing (continued)
--------------------------------------------------------------------------------
Foamex L.P., 9.875%, 6/15/07                       $    1,930     $    1,775,600
Foamex L.P./Capital Corp.,
10.75%, 4/1/09                                          3,255          3,450,300
Insilco Corp., 12.00%, 8/15/07(2)                      11,600          1,798,000
Roller Bearing Holdings Co., Sr.
Disc. Notes, 13.00%, (0% until
2002) 6/15/09(1)                                       12,875         11,925,469
Steel Dynamics, Inc., Sr. Notes,
9.50%, 3/15/09                                          4,330          4,589,800
Tekni-Plex, Inc., 12.75%, 6/15/10                       2,775          2,899,875
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05                                           3,366          3,298,680
--------------------------------------------------------------------------------
                                                                  $   44,233,687
--------------------------------------------------------------------------------
Medical Products -- 0.1%
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Sr. Notes,
10.375%, 2/15/09                                   $    1,630     $    1,744,100
--------------------------------------------------------------------------------
                                                                  $    1,744,100
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.6%
--------------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes,
8.875%, 5/20/11                                    $    4,725     $    4,937,625
Chesapeake Energy Corp.,
8.375%, 11/1/08                                        13,665         13,835,813
Clark USA, Inc., Sr. Notes, Series B,
10.875%, 12/1/05                                        2,030          2,070,600
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                               2,360          2,419,000
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                                4,000          2,820,000
Premcor USA, Inc., 11.50%, 10/1/09                      1,150          1,184,500
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                         5,162          3,432,730
SESI, LLC, 8.875%, 5/15/11                             12,403         12,527,030
Universal Compression, Inc., Sr.
Disc. Notes, 9.875%, (0% until
2003), 2/15/08                                          2,530          2,492,050
--------------------------------------------------------------------------------
                                                                  $   45,719,348
--------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.8%
--------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04           $   11,704     $    8,953,560
Abraxas Petroleum Corp.,
12.875%, 3/15/03                                          605            608,025
Chesapeake Energy Corp., 8.125%, 4/1/11                   825            829,125
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                          8,480          8,543,600
Comstock Resources, Inc.,
11.25%, 5/1/07                                          8,650          9,060,875
Comstock Resources, Inc., Sr. Notes,
11.25%, 5/1/07                                          5,060          5,300,350
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
--------------------------------------------------------------------------------
Continental Resources, 10.25%, 8/1/08              $    6,660     $    6,027,300
Grey Wolf, Inc., Series C,
8.875%, 7/1/07                                            710            724,200
Plains Resources, Inc., Series B,
10.25%, 3/15/06                                           875            907,813
Plains Resources, Inc., Series F,
10.25%, 3/15/06                                         5,025          5,213,438
Swift Energy Co., Sr. Sub. Notes,
9.375%, 5/1/12                                          1,172          1,201,300
Transocean Sedco Forex, 9.50%, 12/15/08                    90            105,433
--------------------------------------------------------------------------------
                                                                  $   47,475,019
--------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.1%
--------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09             $    1,050     $    1,134,000
--------------------------------------------------------------------------------
                                                                  $    1,134,000
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.1%
--------------------------------------------------------------------------------
Buckeye Technologies, Inc., Sr. Sub.
Notes, 8.00%, 10/15/10                             $    1,200     $    1,032,000
Buckeye Technologies, Inc., Sr. Sub.
Notes, 8.50%, 12/15/05                                  3,860          3,531,900
Caraustar Industries, Inc.,
9.875%, 4/1/11                                          3,630          3,865,950
Georgia Pacific Corp., Debs.,
9.625%, 3/15/22                                         1,395          1,354,392
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                         3,800          3,999,500
--------------------------------------------------------------------------------
                                                                  $   13,783,742
--------------------------------------------------------------------------------
Printing and Business Products -- 0.4%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $    2,105     $    1,884,154
Merrill Corp., Series B,
12.00%, 5/1/09(2)                                       5,250          2,651,250
--------------------------------------------------------------------------------
                                                                  $    4,535,404
--------------------------------------------------------------------------------
Printing or Publishing - Diversification -- 1.2%
--------------------------------------------------------------------------------
Hollinger International Publishing,
9.25%, 2/1/06                                      $      500     $      516,250
Hollinger International Publishing,
9.25%, 3/15/07                                          1,420          1,466,150
Hollinger Participation, Sr. Notes,
12.125%, 11/15/10(1)                                   10,672         10,191,649
Mail-Well I Corp., 9.625%, 3/15/12                      3,470          3,522,050
--------------------------------------------------------------------------------
                                                                  $   15,696,099
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Publishing -- 0.3%
--------------------------------------------------------------------------------
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                   $    3,200     $    3,480,000
--------------------------------------------------------------------------------
                                                                  $    3,480,000
--------------------------------------------------------------------------------
Restaurants -- 2.1%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                    $   17,595     $   18,628,706
New World Coffee, 14.00%, 6/15/03(1)                    8,130          7,723,500
--------------------------------------------------------------------------------
                                                                  $   26,352,206
--------------------------------------------------------------------------------
Retail - Apparel -- 0.1%
--------------------------------------------------------------------------------
Mothers Work, Inc., Sr. Notes,
12.625%, 8/1/05                                    $    1,670     $    1,706,406
--------------------------------------------------------------------------------
                                                                  $    1,706,406
--------------------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
--------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                   $    8,100     $    7,168,500
--------------------------------------------------------------------------------
                                                                  $    7,168,500
--------------------------------------------------------------------------------
Retail - General -- 0.2%
--------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                   $    1,929     $    1,996,515
--------------------------------------------------------------------------------
                                                                  $    1,996,515
--------------------------------------------------------------------------------
Semiconductors -- 1.4%
--------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                      $    4,365     $    4,419,563
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08                                          3,295          3,336,188
Chippac International Ltd.,
12.75%, 8/1/09                                          7,225          7,875,250
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                          2,435          2,684,588
--------------------------------------------------------------------------------
                                                                  $   18,315,589
--------------------------------------------------------------------------------
Services -- 1.9%
--------------------------------------------------------------------------------
Alderwoods Group, 11.00%, 1/2/07                   $   11,400     $   11,499,750
Alderwoods Group, 12.25%, 1/2/09                        3,000          3,063,750
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                              2,525            520,781
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                              7,900          7,860,500
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Services (continued)
--------------------------------------------------------------------------------
National Equipment Services, Sr. Sub.
Notes, 10.00%, 11/30/04                            $      525     $      483,000
--------------------------------------------------------------------------------
                                                                  $   23,427,781
--------------------------------------------------------------------------------
Telecommunications - Services -- 0.4%
--------------------------------------------------------------------------------
Avaya, Inc., 11.125%, 4/1/09                       $    5,580     $    5,328,900
--------------------------------------------------------------------------------
                                                                  $    5,328,900
--------------------------------------------------------------------------------
Transportation -- 1.0%
--------------------------------------------------------------------------------
Kansas City Southern, 9.50%, 10/1/08               $    2,559     $    2,779,714
MTL, Inc., 7.96%, Variable Rate, 6/15/06                1,600            760,000
P & O Princess Cruises, 7.875%, 6/1/27                  1,950          1,675,243
Pacer International, Inc.,
11.75%, 6/1/07                                          4,404          4,293,900
Petroleum Helicopters, Sr. Notes,
9.375%, 5/1/09(1)                                       2,445          2,530,575
Sea Containers, Sr. Notes,
7.875%, 2/15/08                                           390            276,900
--------------------------------------------------------------------------------
                                                                  $   12,316,332
--------------------------------------------------------------------------------
Utility - Electric Power Generation -- 3.0%
--------------------------------------------------------------------------------
AES Corp., Sr. Notes, 8.75%, 12/15/02              $   16,088     $   15,685,800
AES Corp., Sr. Notes, 8.75%, 6/15/08                   10,210          8,576,400
AES Corp., Sr. Notes, 8.875%, 2/15/11                     780            635,700
AES Corp., Sr. Notes, 9.375%, 9/15/10                   2,870          2,396,450
AES Corp., Sr. Notes, 9.50%, 6/1/09                     1,600          1,368,000
Calpine Corp., Sr. Notes,
8.50%, 2/15/11                                         10,235          8,766,216
--------------------------------------------------------------------------------
                                                                  $   37,428,566
--------------------------------------------------------------------------------
Waste Management -- 2.6%
--------------------------------------------------------------------------------
Allied Waste, 10.00%, 8/1/09                       $   22,645     $   23,380,963
Allied Waste, Series B, 8.875%, 4/1/08                  4,060          4,212,250
Stericycle, Inc., 12.375%, 11/15/09                     4,353          5,071,245
--------------------------------------------------------------------------------
                                                                  $   32,664,458
--------------------------------------------------------------------------------
Wireless Communication Services -- 6.2%
--------------------------------------------------------------------------------
Airgate PCS, Inc., Sr. Sub. Notes,
13.50%, (0% until 2004), 10/1/09                   $    1,730     $    1,141,800
Alamosa Delaware, Inc.,
13.625%, 8/15/11                                        1,340          1,172,500
Alamosa Delaware, Inc., Sr. Notes,
12.50%, 2/1/11                                          2,030          1,740,725
Alamosa PCS Holdings, Inc.,
12.875%, (0% until 2005), 2/15/10                         505            244,925

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireless Communication Services (continued)
--------------------------------------------------------------------------------
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until 2002)
11/15/07                                           $    4,551     $    4,073,145
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                  10,925         10,105,625
IWO Holdings, Inc., 14.00%, 1/15/11                     8,400          7,182,000
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, (0% until 2002)
4/15/07(2)                                              8,230            493,800
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07                 1,540          1,108,800
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                        9,610          6,751,025
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11                                           1,200            825,000
Nextel International, Sr. Notes,
12.75%, 8/1/10(2)                                       8,450            528,125
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                         6,005          3,858,213
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                         5,200          3,341,000
Ono Finance PLC, 13.00%, 5/1/09                         5,470          2,379,450
Ono Finance PLC, 13.00%, 5/1/09           EUR           3,000          1,272,546
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                         4,567          1,986,645
PTC International Finance II SA,
11.25%, 12/1/09                                         1,875          1,978,125
PTC International Finance II SA,
11.25%, 12/1/09                           EUR           3,375          3,231,826
Rural Cellular Corp., Sr. Sub. Notes,
9.75%, 1/15/10                                            600            495,000
Spectrasite Holdings, Inc.,
6.75%, 11/15/10                                         2,860          1,026,025
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08                 7,915          2,928,550
Spectrasite Holdings, Inc., Sr. Notes,
10.75%, 3/15/10                                         2,555          1,290,275
Spectrasite Holdings, Inc., Sr. Notes,
12.50%, 11/15/10                                          730            375,950
TeleCorp PCS, Inc., 10.625%, 7/15/10                    7,685          8,799,325
Triton PCS, Inc., 9.375%, 2/1/11                        1,020            991,950
TSI Telecommunication, Sr. Sub. Notes,
12.75%, 2/1/09                                          6,000          5,850,000
Ubiquitel Operating Co., 14.00%, (0%
until 2005), 4/15/10                                    9,315          3,493,125
--------------------------------------------------------------------------------
                                                                  $   78,665,475
--------------------------------------------------------------------------------
Wireline Communication Services -- 1.1%
--------------------------------------------------------------------------------
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09(2)                                 $   11,480     $      516,600
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, (0% to 12/01) 12/15/06                     $    1,750     $      918,750
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08(2)                                     8,825             55,156
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)                                    12,600             78,750
FLAG Ltd., Sr. Notes, 8.25%, 1/30/08(2)                 6,240          1,092,000
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003) 3/1/08                   2,010          1,236,150
SBA Communications Corp., Sr. Notes,
10.25%, 2/1/09                                            308            223,300
Sprint Capital Corp., 8.375%, 3/15/12                   3,580          3,530,453
Tritel PCS, Inc., 10.375%, 1/15/11                      5,960          6,645,400
--------------------------------------------------------------------------------
                                                                  $   14,296,559
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $1,163,478,499)                               $1,089,512,422
--------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.4%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
Pegasus Communications Corp.(3)                        21,838     $       45,205
--------------------------------------------------------------------------------
                                                                  $       45,205
--------------------------------------------------------------------------------
Chemicals -- 0.0%
--------------------------------------------------------------------------------
Pioneer Companies, Inc., Common(3)(4)                  75,551     $       37,775
Sterling Chemicals, Inc., Common(3)                     9,600                648
--------------------------------------------------------------------------------
                                                                  $       38,423
--------------------------------------------------------------------------------
Foods -- 0.0%
--------------------------------------------------------------------------------
Chiquita Brands International,
Inc., Common(3)                                        32,187     $      565,526
--------------------------------------------------------------------------------
                                                                  $      565,526
--------------------------------------------------------------------------------
Lodging and Gaming -- 0.2%
--------------------------------------------------------------------------------
Park Place Entertainment
Corp., Common(3)                                      150,000     $    1,845,000
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(3)(4)(5)                25,351            152,107
--------------------------------------------------------------------------------
                                                                  $    1,997,107
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.1%
--------------------------------------------------------------------------------
Key Energy Group, Inc., Common(3)                      27,530     $      334,490
Premcor, Inc., Common(3)                               36,400          1,028,300
--------------------------------------------------------------------------------
                                                                  $    1,362,790
--------------------------------------------------------------------------------
Restaurants -- 0.0%
--------------------------------------------------------------------------------
New World Coffee, Warrants,
Exp. 6/15/06(3)(4)(5)                                   8,130     $       40,650
--------------------------------------------------------------------------------
                                                                  $       40,650
--------------------------------------------------------------------------------
Semiconductors -- 0.0%
--------------------------------------------------------------------------------
Asat Finance, Warrants
Exp., 11/1/06(3)(4)                                     6,350     $      125,222
--------------------------------------------------------------------------------
                                                                  $      125,222
--------------------------------------------------------------------------------
Services -- 0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc., Warrants,
Exp. 7/15/02(3)(4)                                     13,600     $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
Transportation -- 0.0%
--------------------------------------------------------------------------------
VS Holdings, Inc., Common(5)                           88,367     $       11,019
--------------------------------------------------------------------------------
                                                                  $       11,019
--------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
--------------------------------------------------------------------------------
IWO Holdings, Inc., Warrants,
Exp. 1/15/11(1)(3)(4)                                   8,400     $      588,000
Jazztel PLC, ADR(3)                                    38,264             89,346
Ono Finance PLC, Warrants,
Exp. 3/16/11(3)(4)                                      3,780                945
Ono Finance PLC, Warrants,
Exp. 5/31/09(3)(4)                                     10,870              1,359
Ono Finance PLC, Warrants,
Exp. 5/31/09(3)(4)                                      3,800                428
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(1)(3)(4)                                  11,225            432,163
--------------------------------------------------------------------------------
                                                                  $    1,112,241
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.0%
--------------------------------------------------------------------------------
iPCS Inc., Warrants, Exp. 7/15/10(3)                    8,600     $       87,075
Versatel Telecom BV, Warrants,
Exp. 5/15/08(1)(3)(4)                                  14,000                  0
--------------------------------------------------------------------------------
                                                                  $       87,075
--------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $5,327,803)                                   $    5,385,258
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.0%
--------------------------------------------------------------------------------
Worldcom, Inc.(1)                                      36,250     $      244,688
--------------------------------------------------------------------------------
                                                                  $      244,688
--------------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $906,250)                                     $      244,688
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 2.7%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Apparel -- 0.0%
--------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                        32     $          968
--------------------------------------------------------------------------------
                                                                  $          968
--------------------------------------------------------------------------------
Broadcasting and Cable -- 1.6%
--------------------------------------------------------------------------------
CSC Holdings, Inc., Series M, 11.125%                 153,768     $   14,415,750
Pegasus Satellite, 12.75% (PIK)                        10,466          5,259,165
--------------------------------------------------------------------------------
                                                                  $   19,674,915
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.5%
--------------------------------------------------------------------------------
Crown Castle International Corp.,
12.75% (PIK)                                           12,024     $    6,342,660
--------------------------------------------------------------------------------
                                                                  $    6,342,660
--------------------------------------------------------------------------------
Wireless Communication Services -- 0.3%
--------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                   2,208     $    1,705,680
Nextel Communications Corp., 13% (PIK)                    191             86,427
Rural Cellular Corp., 12.25% (PIK)                      6,294          2,651,359
--------------------------------------------------------------------------------
                                                                  $    4,443,466
--------------------------------------------------------------------------------
Wireline Communication Services -- 0.3%
--------------------------------------------------------------------------------
Broadwing Communications,
Series B, 12.50%                                        7,022     $    3,528,555
--------------------------------------------------------------------------------
                                                                  $    3,528,555
--------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $54,135,583)                                  $   33,990,564
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COMMERCIAL PAPER -- 6.4%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
American Express Credit Corp.,
1.77%, 5/2/02                                      $   20,993     $   20,991,968
Corporate Receivables Corp.,
1.86%, 5/1/02                                          25,000         25,000,000
GE Capital Corp., 1.90%, 5/1/02                        34,244         34,244,000
--------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $80,235,968)                               $   80,235,968
--------------------------------------------------------------------------------
Total Investments -- 97.0%
   (identified cost $1,314,433,959)                               $1,220,001,670
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.0%                            $   37,781,742
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $1,257,783,412
--------------------------------------------------------------------------------

 ADR - American Depositary Receipt

 DEM - Deutsche Mark

 EUR - Euro Dollar
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Defaulted security
 (3)  Non-income producing security.
 (4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (5)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,314,433,959)      $1,220,001,670
Cash                                              18,996
Receivable for investments sold               15,797,757
Interest and dividends receivable             31,150,850
Prepaid expenses                                   5,455
--------------------------------------------------------
TOTAL ASSETS                              $1,266,974,728
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for investments purchased         $    8,847,120
Payable for open forward foreign
   currency contracts                            229,522
Payable to affiliate for Trustees' fees            1,034
Accrued expenses                                 113,640
--------------------------------------------------------
TOTAL LIABILITIES                         $    9,191,316
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,257,783,412
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,352,496,643
Net unrealized depreciation (computed on
   the basis of identified cost)             (94,713,231)
--------------------------------------------------------
TOTAL                                     $1,257,783,412
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
------------------------------------------------------
Interest                                  $ 64,369,625
Dividends                                    2,994,775
Miscellaneous                                  713,558
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 68,077,958
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,671,319
Trustees' fees and expenses                     14,234
Custodian fee                                  184,189
Legal and accounting services                   38,679
Miscellaneous                                    5,595
------------------------------------------------------
TOTAL EXPENSES                            $  3,914,016
------------------------------------------------------

NET INVESTMENT INCOME                     $ 64,163,942
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(88,953,745)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (30,869)
------------------------------------------------------
NET REALIZED LOSS                         $(88,984,614)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 77,205,840
   Foreign currency and forward foreign
      currency exchange contracts              (60,901)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 77,144,939
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(11,839,675)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 52,324,267
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     64,163,942  $    149,425,684
   Net realized loss                           (88,984,614)     (317,398,428)
   Net change in unrealized
      appreciation (depreciation)               77,144,939        39,168,225
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     52,324,267  $   (128,804,519)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    214,255,451  $    609,949,260
   Withdrawals                                (195,546,839)     (458,200,275)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     18,708,612  $    151,748,985
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     71,032,879  $     22,944,466
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $  1,186,750,533  $  1,163,806,067
----------------------------------------------------------------------------
AT END OF PERIOD                          $  1,257,783,412  $  1,186,750,533
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED      YEAR ENDED OCTOBER 31,         YEAR ENDED MARCH 31,
                                  APRIL 30, 2002      --------------------------    --------------------------
                                  (UNAUDITED)(1)         2001          2000(2)         2000           1999
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.64%(3)         0.67%          0.67%(3)       0.64%          0.65%
   Net investment income                  10.42%(3)        11.96%         11.46%(3)      10.54%         10.23%
Portfolio Turnover                           50%              83%            41%           113%           150%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                            4.39%              --             --             --             --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,257,783       $1,186,751     $1,163,806     $1,184,998     $1,039,223
--------------------------------------------------------------------------------------------------------------

                                 YEAR ENDED MARCH 31,
                                ----------------------
                                  1998         1997
------------------------------
Ratios/Supplemental Data
------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.63%        0.67%
   Net investment income            9.63%       10.02%
Portfolio Turnover                   137%          78%
------------------------------
TOTAL RETURN(4)                       --           --
------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)              $960,501     $706,711
------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for the Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended April 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.63% to 10.42%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
 (2)  For the seven-month period ended October 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective November 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to November 1, 2001, the Portfolio amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $2,026,736 decrease in the cost of securities and a corresponding $2,026,736 decrease in the net unrealized depreciation, based on securities held by the Portfolio on October 31, 2001. The effect of this change for the six months ended April 30, 2002 was a decrease to net investment income of $1,296,123, a decrease to net realized loss of $1,206,857, and a decrease to net unrealized depreciation of $89,266. The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended April 30, 2002, the fee was equivalent to 0.30% of the Portfolio's average daily net assets and amounted to $3,671,319. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $584,415,490 and $573,384,461, respectively, for the six months ended April 30, 2002.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2002.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio

HIGH INCOME PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2002 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                             SALES
    ----------------------------------------------------------------------------------------
    SETTLEMENT                                             IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)      DELIVER                                   (IN U.S. DOLLARS)  DEPRECIATION
    ----------------------------------------------------------------------------------------
       5/08/02   Euro Dollar
                 9,384,847                                  $     8,230,510   $     (229,522)
    ----------------------------------------------------------------------------------------
                                                            $     8,230,510   $     (229,522)
    ----------------------------------------------------------------------------------------

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,236,290,424
    --------------------------------------------------------
    Gross unrealized appreciation             $   51,408,289
    Gross unrealized depreciation               (147,933,011)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (96,524,722)
    --------------------------------------------------------

   The unrealized depreciation on Foreign currency is $280,942.

7 Restricted Securities
-------------------------------------------
   At April 30, 2002, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE     COST     FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------------------------
    New World Coffee, Warrants, Exp. 6/15/06                    8,130   $        0   $ 40,650
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests                            25,351            0    152,107
    VS Holdings, Inc., Common                                  88,367    1,111,000     11,019
    ------------------------------------------------------------------------------------------
                                                                        $1,111,000   $203,776
    ------------------------------------------------------------------------------------------

8 Fiscal Year End Change
-------------------------------------------
   Effective April 1, 2000 the Portfolio changed its fiscal year-end to October 31.

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President
Co-Portfolio Manager

Thomas P. Huggins
Vice President
Co-Portfolio Manager

James L O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant